Other financial liabilities	12 Months Ended
Mar. 31, 2022
Categories of non-current financial liabilities [abstract]
Other financial liabilities
21.
Other financial liabilities

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Non-current
Provision for operation and maintenance	—	2,087	28
Interest accrued but not due on debentures	132	—	—
	132	2,087	28

Current
Financial guarantee contracts	78	—	—

Financial liabilities at amortised cost
Current maturities of long term interest-bearing loans and borrowings (refer Note 18)*	30,454	56,046	739

Others
Interest accrued but not due on borrowings	1,686	1,821	24
Interest accrued but not due on debentures	1,211	2,037	27
Capital creditors	9,001	11,036	145
Purchase consideration payable	191	88	1
Cash settled shared based payment liability	—	36	0
Provision for operation and maintenance	—	565	7
Other payables	1	7	0
Total	42,622	71,636	944

*For all long-term loan arrangements from banks, the Group has complied with the debt covenants except for a long-term loan arrangement amounting to INR 653 as at March 31, 2022 (March 31, 2021: INR 10,341), where the Group could not meet covenants with the effect that the liability became payable on demand. The Group has classified these liabilities as current.